Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Accounts payable due to related parties	$ 44,201		$ 44,201		$ 149,067	$ 92,744
CEO
Related Party Transaction [Line Items]
Compensation amount received related to related party transaction	137,500	$ 53,125	286,250	$ 121,875	456,459	452,400
Neuro Rx | Chief Executive Officer Son [Member]
Related Party Transaction [Line Items]
Payment to related party	4,615	4,820	6,110	4,820
Neuro Rx | Chief Executive Officer and Chairman of Board
Related Party Transaction [Line Items]
Payment to related party	254,936	0	395,757	0	271,082
Neuro Rx | Chief Commercial Officer
Related Party Transaction [Line Items]
Payment to related party	11,100	18,605	29,740	40,770	85,915	48,000
Neuro Rx | CEO
Related Party Transaction [Line Items]
Payment to related party					11,650
Neuro Rx | Glytech Agreement
Related Party Transaction [Line Items]
Continuing technology support services and reimbursed expenses	$ 125,000	$ 0	$ 125,000	$ 82,569	$ 272,929	$ 464,720
Related party transaction description			The Excluded Technology will transfer to the Company for no additional consideration if the value of NRx Pharmaceuticals equity held by Glytech exceeds $50,000,000 at any time prior to August 6, 2022. After August 6, 2022, the additional IP will transfer to the Company at no cost.		The Excluded Technology will transfer to the Company for no additional consideration if the value of NeuroRx equity held by Glytech exceeds $50,000,000 at any time prior to August 6, 2022. After August 6, 2022, the additional IP will transfer to the Company at no cost.